PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense for property and equipment	$ 2,352	$ 1,223	$ 644